Fair value of financial instruments (Summary of Changes in Fair Value of Contingent Consideration) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value Disclosures [Abstract]
Fair value as of December 31, 2020	$ (2,725)
Payment	1,612
Current year acquisition	(12,258)
Revaluation	(487)
Fair value as of December 31, 2021	$ (13,858)